UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                               (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Item 1.   REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2012
March 31, 2012
(Unaudited)

The Hillman Focused Advantage Fund

No Load Shares
Class A Shares
Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Focused Advantage Fund (“Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Hillman Focused Advantage Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between The Hillman Focused Advantage Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Focused Advantage Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Fund is subject to the following risks: market risk, management style risk, investment advisor risk, operating risk, non-diversified status risk, sector focus risk, and Small-cap and Mid-cap companies risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.hillmancapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.hillmancapital.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2012.

For More Information on Your Hillman Focused Advantage Fund:

See Our Website @ www.hillmancapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2012
	Shares	Value (Note 1)

COMMON STOCKS - 96.82%

Energy - 9.23%
Exxon Mobil Corp.	6,600	$572,418
Transocean Ltd.	11,400	623,580
		1,195,998
Financials - 26.09%
American Express Co.	11,000	636,460
Bank of America Corp.	75,700	724,071
JPMorgan Chase & Co.	14,900	685,102
The Goldman Sachs Group, Inc.	4,800	597,408
The Western Union Co.	42,000	739,200
		3,382,241
Health Care - 9.44%
Johnson & Johnson	8,700	574,113
Pfizer, Inc.	28,700	649,911
		1,224,024
Industrials - 18.94%
General Electric Co.	32,900	661,126
Ingersoll-Rand PLC	15,200	628,672
Raytheon Co.	11,500	606,970
The Boeing Co.	7,500	557,850
		2,454,618
Information Technology - 28.63%
* Apple, Inc.	1,200	719,460
Cisco Systems, Inc.	30,400	642,960
Hewlett-Packard Co.	20,500	488,515
Microsoft Corp.	19,600	632,198
Oracle Corp.	20,900	609,444
Texas Instruments, Inc.	18,400	618,424
		3,711,001
Materials - 4.49%
EI du Pont de Nemours & Co.	11,000	581,790
		581,790

Total Common Stocks (Cost $11,643,731)		12,549,672

INVESTMENT COMPANY - 3.43%
§ Federated Prime Obligations Fund, 0.19%	444,104	444,104

Total Investment Company (Cost $444,104)		444,104

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2012
			Value (Note 1)

Total Value of Investments (Cost $12,087,835) - 100.25%			$12,993,776

Liabilities in Excess of Other Assets - (0.25)%			(32,221)

Net Assets - 100%			$12,961,555

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Energy	9.23%	$ 1,195,998
Financials	26.09%	3,382,241
Health Care	9.44%	1,224,024
Industrials	18.94%	2,454,618
Information Technology	28.63%	3,711,001
Materials	4.49%	581,790
Other	3.43%	444,104
Total	100.25%	$ 12,993,776

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2012

ASSETS
Investments, at value (cost $12,087,835)	$12,993,776
Receivables:
Fund shares sold	1,692
Dividends and interest	7,622
TOTAL ASSETS	13,003,090

LIABILITIES
Payables:
Fund shares repurchased	9,948
Accrued expenses
Advisory fees (note 2)	11,109
Administration fees (note 2)	2,766
Other expenses	17,712
TOTAL LIABILITIES	41,535

NET ASSETS	$12,961,555

Net Assets Consist of:
Capital	$39,875,778
Undistributed net investment income	138,669
Accumulated net realized loss on investments	(27,958,833)
Net unrealized appreciation on investments	905,941
Total Net Assets	$12,961,555

PRICING OF SHARES

No Load Shares outstanding, no par value (unlimited authorized shares)	907,364
Net Assets	11,458,177
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.63

Class A Shares outstanding, no par value (unlimited authorized shares)	91,512
Net Assets	1,157,695
Net Asset Value, Offering Price and Redemption Price Per Share	$12.65
Offering Price Per Share ($91,512 ÷ 94.25%)	$13.42

Class C Shares outstanding, no par value (unlimited authorized shares)	27,878
Net Assets	345,683
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$12.40

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Statement of Operations
(Unaudited)

For the six month period ended March 31, 2012

INVESTMENT INCOME
Dividends	$149,698
TOTAL INVESTMENT INCOME	149,698

EXPENSES
Advisory fees (note 2)	59,712
Administration fees (note 2)	14,867
Distribution and service fees - No Load Shares (note 3)	13,985
Distribution and service fees - Class A Shares (note 3)	555
Distribution and service fees - Class C Shares (note 3)	1,604
TOTAL EXPENSES	90,723

NET INVESTMENT INCOME	58,975

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investment transactions	(257,223)
Change in unrealized appreciation on investments	3,273,943
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,016,720

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,075,695

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the six month period and fiscal year ended	2012 (a)	2011

FROM OPERATIONS:
Net investment income	$58,975	$79,694
Net realized (loss) gain from investment transactions	(257,223)	688,835
Change in unrealized appreciation (depreciation) on investments	3,273,943	(1,197,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,075,695	(428,739)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
No Load Shares	-	(33,303)
Class A Shares	-	(880)
Class C Shares	-	(1,446)
Decrease in Net Assets Resulting from Distributions	-	(35,629)

FROM CAPITAL SHARE TRANSACTIONS:
Decrease from Capital Share Transactions (b)	(1,274,501)	(2,865,482)

NET INCREASE (DECREASE) IN NET ASSETS	1,801,194	(3,329,850)

NET ASSETS:
Beginning of Period	11,160,361	14,490,211
End of Period	$12,961,555	$11,160,361

UNDISTRIBUTED NET INVESTMENT INCOME	$138,669	$79,694

(a) Unaudited.
(b) A summary of capital share activity is shown on the following page.

		(Continued)

The Hillman Focused Advantage Fund

Statements of Changes in Net Assets

	Period ended		Year ended
	March 31, 2012 (a)		September 30, 2011
	Shares	Value	Shares	Value
No Load Shares
Shares sold	14,177	$167,589	58,886	$669,283
Reinvested distributions	-	-	2,794	32,075
Shares repurchased	(196,861)	(2,245,433)	(286,446)	(3,359,941)
Net increase (decrease)	(182,684)	$(2,077,844)	(224,766)	$(2,658,583)
Class A Shares
Shares sold	79,146	$940,519	1,179	$14,377
Reinvested distributions	-	-	75	863
Shares repurchased	(9,349)	(104,661)	(18,891)	(223,259)
Net increase (decrease)	69,797	$835,858	(17,637)	$(208,019)
Class C Shares
Shares sold	1,651	$19,437	16,952	$201,764
Reinvested distributions	-	-	127	1,446
Shares repurchased	(4,604)	(51,952)	(18,090)	(202,090)
Net increase (decrease)	(2,953)	$(32,515)	(1,011)	$1,120
Fund Summary
Shares sold	94,974	$1,127,545	77,017	$885,424
Reinvested distributions	-	-	2,996	34,384
Shares repurchased	(210,814)	(2,402,046)	(323,427)	(3,785,290)
Net increase (decrease)	(115,840)	$(1,274,501)	(243,414)	$(2,865,482)

(a) Unaudited.

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Financial Highlights
	No Load Shares
For a Share Outstanding During the	March 31,		September 30,
Six Month Period and Fiscal Year Ended	2012(a)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$9.77		$10.46	$9.68	$9.76	$16.15	$15.26

Income (loss) from investment operations
Net investment income (loss)	0.07		0.07	0.04	0.13	0.20	0.09
Net realized and unrealized gains
(losses) on securities	2.79		(0.73)	0.85	(0.11)	(5.17)	1.97
Total from investment operations	2.86		(0.66)	0.89	0.02	(4.97)	2.06

Less distributions:
From net investment income	-		(0.03)	(0.11)	(0.06)	(0.17)	(0.13)
From net realized gains	-		-	-	(0.04)	(1.25)	(1.04)
Total distributions	-		(0.03)	(0.11)	(0.10)	(1.42)	(1.17)

Net asset value, end of period	$12.63		$9.77	$10.46	$9.68	$9.76	$16.15

Total Return (d)(e)	29.27%		(6.38)%	9.15%	0.43%	(32.96)%	13.81%

Net assets, end of period (000's)	$11,458		$10,651	$13,747	$17,445	$29,674	$105,093

Ratios of:
Gross Expenses to Average Net Assets (f)	1.50%	(b)	1.50%	2.91%	2.89%	1.74%	1.71%
Net Expenses to Average Net Assets (f)	1.50%	(b)	1.50%	2.05%	1.45%	1.48%	1.48%
Net investment income/(loss)
to average net assets	1.02%	(b)	0.58%	0.23%	1.29%	0.98%	0.60%

Portfolio turnover rate	27.21%	(c)	16.10%	13.84%	29.79%	47.31%	37.86%

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Financial Highlights
	Class A Shares
For a Share Outstanding During the	March 31,		September 30,
Six Month Period and Fiscal Year Ended	2012(a)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$9.79		$10.47	$9.70	$9.78	$16.21	$15.31

Income (loss) from investment operations
Net investment income (loss)	(0.01)		0.09	0.01	0.08	0.18	0.06
Net realized and unrealized gains
(losses) on securities	2.87		(0.74)	0.87	(0.06)	(5.17)	2.03
Total from investment operations	2.86		(0.65)	0.88	0.02	(4.99)	2.09

Less distributions:
From net investment income	-		(0.03)	(0.11)	(0.06)	(0.19)	(0.15)
From net realized gains	-		-	-	(0.04)	(1.25)	(1.04)
Total distributions	-		(0.03)	(0.11)	(0.10)	(1.44)	(1.19)

Net asset value, end of period	$12.65		$9.79	$10.47	$9.70	$9.78	$16.21

Total Return (d)(e)	29.21%		(6.28)%	9.04%	0.47%	(32.94)%	14.03%

Net assets, end of period (000's)	$1,158		$212	$412	$290	$294	$589

Ratios of:
Gross Expenses to Average Net Assets (f)	1.50%	(b)	1.50%	2.91%	2.89%	1.74%	1.71%
Net Expenses to Average Net Assets (f)	1.50%	(b)	1.50%	2.13%	1.49%	1.48%	1.48%
Net investment income/(loss)
to average net assets	0.75%	(b)	0.56%	0.13%	1.23%	1.17%	0.60%

Portfolio turnover rate	27.21%	(c)	16.10%	13.84%	29.79%	47.31%	37.86%

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Financial Highlights
	Class C Shares
For a Share Outstanding During the	March 31,		September 30,
Six Month Period and Fiscal Year Ended	2012(a)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$9.63		$10.40	$9.69	$9.78	$16.15	$15.33

Income (loss) from investment operations
Net investment income (loss)	0.02		(0.02)	(0.09)	0.04	0.06	0.01
Net realized and unrealized gains
(losses) on securities	2.75		(0.70)	0.89	(0.06)	(5.11)	1.91
Total from investment operations	2.77		(0.72)	0.80	(0.02)	(5.05)	1.92

Less distributions:
From net investment income	-		(0.05)	(0.09)	(0.03)	(0.07)	(0.06)
From net realized gains	-		-	-	(0.04)	(1.25)	(1.04)
Total distributions	-		(0.05)	(0.09)	(0.07)	(1.32)	(1.10)

Net asset value, end of period	$12.40		$9.63	$10.40	$9.69	$9.78	$16.15

Total Return (d)(e)	28.76%		(7.03)%	8.24%	(0.06)%	(33.45)%	13.01%

Net assets, end of period (000's)	$346		$297	$331	$359	$304	$592

Ratios of:
Gross Expenses to Average Net Assets (f)	2.25%	(b)	2.25%	3.66%	3.64%	2.49%	2.44%
Net Expenses to Average Net Assets (f)	2.25%	(b)	2.25%	2.81%	2.20%	2.21%	2.21%
Net investment income/(loss)
to average net assets	0.27%	(b)	(0.15)%	(0.54)%	0.45%	0.38%	(0.13)%

Portfolio turnover rate	27.21%	(c)	16.10%	13.84%	29.79%	47.31%	37.86%

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Notes to Financial Statements (Unaudited)

1.  Organization and Significant Accounting Policies

The Hillman Focused Advantage Fund (the “Fund”) is a series of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Fund commenced operations on December 29, 2000.  The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees of the Trust (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for the Fund designated as Class A Shares, Class B Shares, and Class C Shares.  On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective.  On June 15, 2009, the Class B Shares of the Fund were converted into Class C Shares.  The Fund currently has an unlimited number of authorized shares, which are divided into three classes – No Load Shares, Class A Shares, and Class C Shares.

Each class of shares has equal rights as to assets of its corresponding Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Fund’s Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge.  Class C shares are charged at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested. The No Load, Class A, and Class C shares are subject to distribution plan fees as described in Note 3. Class C shares are automatically converted into the No Load shares after ten years.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$12,549,672	$12,549,672	$-	$-
Investment Company	444,104	- -	444,104	-
Total Assets	$12,993,776	$12,549,672	$444,104	$-

Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  The Fund bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the Fund.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements (Unaudited)

2.   Transactions with Affiliates

Advisor
The Fund pays monthly advisory fees to Hillman Capital Management, Inc. (the “Advisor”) based upon the average daily net assets and calculated at an annual rate.  For the six month period ended March 31, 2012, the Fund paid advisory fees in the amount of $59,712.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.249% if the average daily net assets are under $170 million and gradually decreases to an annual rate of 0.05% once the average daily net assets reach $1.48 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) applicable to the No Load Shares, Class A Shares, and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements (Unaudited)

of the No Load Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Shares, Class A Shares, and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts.    See the table below for a breakout of the 12b-1 fees incurred and waived for the Fund for the six month period ended March 31, 2012.

Class	Incurred	Waived
No Load Shares	$13,985	-
Class A Shares	555	-
Class C Shares	1,604	-

4.  Purchases and Sales of Investment Securities

For the six month period ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six Month Period Ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2012	$3,151,543	$4,514,576

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended March 31, 2012.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2009, 2010, and 2011 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended March 31, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal years and period ended were characterized for tax purposes as follows:

	Distributions from
For the six month period or fiscal year ended	Ordinary Income	Long-Term Capital Gains
03/31/2012	$ -	$ -
09/30/2011(a)	35,629	-
09/30/2010(a)	188,027	-
(a)	audited

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements (Unaudited)

At March 31, 2012, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$12,087,835

Unrealized Appreciation	$1,987,694
Unrealized Depreciation	(1,081,753)
Net Unrealized Appreciation	905,941

6.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects that risk of loss to be remote.

7.    New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.    Subsequent Events

The Funds’ Board of Trustees has decided to discontinue the Class A Shares and Class C Shares.  As a result, Class A Shares and Class C Shares have not been available for purchase since May 18, 2012 and any outstanding shares will convert to No Load Shares on June 15, 2012.  There will be no sales loads or fees charged in connection with the conversion.  Shares will be converted at net asset value on the day of conversion so that holders of Class A Shares and Class C Shares will receive No Load Shares worth the same amount as their shares held on the date of conversion.

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

(Continued)

The Hillman Focused Advantage Fund

Additional Information (Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://ww.sec.gov.   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3.   Approval of Advisory Agreement

The Advisor supervises the investments of the Funds pursuant to an Investment Advisory Agreement.  At the annual meeting of the Funds’ Board of Trustees on November 28, 2011, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, a copy of the Investment Advisory Agreement for the Funds; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Funds, and comparative expense ratio information for other mutual funds with strategies similar to the Funds; and a memorandum from the Funds’ legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

(i)
In considering the nature, extent, and quality of the services provided by the Advisor to the Funds, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve each Fund’s investment objectives by investing primarily in common stocks of U.S. companies that the Advisor believes have qualitative and quantitative competitive advantages and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  The Trustees further noted that the Trust’s president/principal executive officer and treasurer/principal financial officer were either employees of the Advisor or retained by the Advisor and serve the Funds without additional compensation from the Funds.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

(Continued)

The Hillman Focused Advantage Fund

Additional Information (Unaudited)

(ii)
In considering the investment performance of the Funds and the Advisor, the Trustees compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees noted that the returns for the year-to-date, one-year, three-year, five-year, and ten-year periods ended October 30, 2011 were -5.57, 1.07%, 11.99%, -3.41%, and 5.69%, respectively, for the No Load Shares of the Hillman Focused Advantage Fund and -1.03, 3.04%, 12.27%, -0.79%, and 5.32%, respectively, for the No Load Shares of the Hillman Advantage Equity Fund.  The Trustees compared these returns to those of the comparable funds and the peer group average.  The Trustees also noted that for the one-year period ended September 30, 2011, the No Load Shares of the Hillman Focused Advantage Fund returned -6.35%, lagging the overall composite return for the Advisor’s separately managed accounts by 111 basis points, and the No Load Shares of the Hillman Advantage Equity Fund returned 4.06%, lagging the overall composite return for the Advisor’s separately managed accounts by 2 basis points.  The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Funds and the Advisor was satisfactory.

(iii)
In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, including any benefits derived or to be derived by the Advisor from the relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset level of each Fund; and the overall expenses of each Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  With respect to each Fund, the Trustees determined that the management fee was higher than the comparable funds and the net expense ratio was higher than some of the comparable funds and lower than others.  The Trustees also determined that each Fund’s management fee and net expense ratio were higher than its peer group average.  The Trustees noted that each Fund was much smaller in size than its peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
In considering the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors, the Trustees considered each Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same regardless of the Funds’ asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Funds’ expenses.  The Trustees pointed out that the Funds would benefit from economies of scale under agreements with service providers other than the Advisor.  In particular, it was noted that the Funds’ agreement with the Administrator would determine the Funds’ gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Funds’ shareholders to benefit from economies of scale.  Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds’ fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

(Continued)

The Hillman Focused Advantage Fund

Additional Information (Unaudited)

(v)
In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was under $0.02 per share.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trust’s independent trustees, approved the renewal of the Investment Advisory Agreement.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The table below provides information about the actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Expenses Paid During Period* 10/01/11-03/31/12	Annualized Expense Ratio During Period 10/01/11 – 03/31/12
No Load Shares	$1,000.00	$1,292.70	$8.57	1.50%
Class A Shares	$1,000.00	$1,292.10	$8.57	1.50%
Class C Shares	$1,000.00	$1,287.60	$12.83	2.25%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the semi-annual period).

(Continued)

The Hillman Focused Advantage Fund

Additional Information (Unaudited)

Hypothetical Example for Comparison Purposes – The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Expenses Paid During Period* 10/01/11-03/31/12	Annualized Expense Ratio During Period 10/01/11 – 03/31/12
No Load Shares	$1,000.00	$1,017.45	$7.54	1.50%
Class A Shares	$1,000.00	$1,017.45	$7.54	1.50%
Class C Shares	$1,000.00	$1,013.71	$11.30	2.25%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the semi-annual period).

The Hillman Focused Advantage Fund
is a series of the
Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	4350 East West Highway
Post Office Drawer 4365	Suite 502
Rocky Mount, North Carolina 27803	Bethesda, Maryland 20814

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: hillmancapital.com

Semi-Annual Report 2012
March 31, 2012
(Unaudited)

The Hillman Advantage Equity Fund

No Load Shares
Class A Shares
Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Advantage Equity Fund (“Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Hillman Advantage Equity Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between The Hillman Advantage Equity Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Advantage Equity Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Fund is subject to the following risks: market risk, management style risk, investment advisor risk, operating risk, and Small-cap and Mid-cap companies risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.hillmancapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.hillmancapital.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2012.

For More Information on Your Hillman Advantage Equity Fund:

See Our Website @ www.hillmancapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2012
	Shares	Value (Note 1)

COMMON STOCKS - 97.65%

Consumer Discretionary - 8.68%
* Apollo Group, Inc.	7,800	$301,392
Best Buy Co., Inc.	11,100	262,848
Staples, Inc.	19,300	312,467
The Walt Disney Co.	6,900	302,082
		1,178,789
Consumer Staples - 10.34%
Campbell Soup Co.	8,600	291,110
HJ Heinz Co.	5,500	294,470
Sysco Corp.	9,400	280,496
The Clorox Co.	4,100	281,732
Wal-Mart Stores, Inc.	4,200	257,040
		1,404,848
Energy - 4.06%
Exxon Mobil Corp.	3,200	277,536
Transocean Ltd.	5,020	274,594
		552,130
Financials - 18.92%
The Allstate Corp.	9,500	312,740
American Express Co.	5,700	329,802
Bank of America Corp.	33,600	321,384
The Goldman Sachs Group, Inc.	2,600	323,596
JPMorgan Chase & Co.	7,400	340,252
Visa, Inc. - Cl. A	2,700	318,627
Wells Fargo & Co.	9,500	324,330
The Western Union Co.	17,100	300,960
		2,571,691
Health Care - 12.26%
Amgen, Inc.	3,900	265,083
Becton Dickinson and Co.	3,700	287,416
Johnson & Johnson	4,200	277,158
* Laboratory Corp of America Holdings	2,900	265,466
Merck & Co., Inc.	7,200	276,480
Pfizer, Inc.	13,000	294,385
		1,665,988
Industrials - 15.30%
Ingersoll-Rand PLC	7,700	318,472
General Electric Co.	14,700	295,397
Honeywell International, Inc.	4,900	299,145
Parker Hannifin Corp.	3,500	295,680

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2012
	Shares	Value (Note 1)

Industrials - 15.30% - continued
Raytheon Co.	5,700	$300,846
The Boeing Co.	3,700	275,206
3M Co.	3,300	294,228
		2,078,974

Information Technology - 23.88%
* Apple, Inc.	500	299,775
Automatic Data Processing, Inc.	5,300	292,507
Cisco Systems, Inc.	14,400	304,560
* Google, Inc. - Cl. A	500	320,621
Hewlett-Packard Co.	10,300	245,449
Intel Corp.	10,800	303,642
International Business Machines Corp.	1,500	313,170
Microsoft Corp.	9,100	293,520
Oracle Corp.	10,100	294,516
Texas Instruments, Inc.	9,000	302,490
* Yahoo!, Inc.	18,000	273,960
		3,244,210
Materials - 4.21%
EI du Pont de Nemours & Co.	5,700	301,473
Nucor Corp.	6,300	270,459
		571,932

Total Common Stocks (Cost $10,983,827)		13,268,562

INVESTMENT COMPANY - 3.15%
§ Federated Prime Obligations Fund, 0.19%	428,014	428,014

Total Investment Company (Cost $428,014)		428,014

Total Value of Investments (Cost $11,411,841) - 100.80%		$13,696,576

Liabilities in Excess of Other Assets - (0.80)%		(109,117)

Net Assets - 100%		$13,587,459

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2012

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	8.68%	$1,178,789
Consumer Staples	10.34%	1,404,848
Energy	4.06%	552,130
Financials	18.92%	2,571,691
Health Care	12.26%	1,665,988
Industrials	15.30%	2,078,974
Information Technology	23.88%	3,244,210
Materials	4.21%	571,932
Other	3.15%	428,014
Total	100.80%	$13,696,576

See Notes to Financial Statements

The Hillman Advantage Equity Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2012

ASSETS:
Investments, at value (cost $11,411,841)	$13,696,576
Receivables:
Fund shares sold	1,266
Dividends and interest	19,721
TOTAL ASSETS	13,717,563

LIABILITIES:
Payables:
Investments purchased	103,817
Accrued expenses	26,287
TOTAL LIABILITIES	130,104

NET ASSETS	$13,587,459

Net Assets Consist of:
Capital	$12,634,568
Undistributed net investment income	41,058
Accumulated net realized loss on investments	(1,372,902)
Net unrealized appreciation on investments	2,284,735
Total Net Assets	$13,587,459

PRICING OF SHARES

No Load Shares outstanding, no par value (unlimited authorized shares)	1,052,841
Net Assets	13,558,352
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.88

Class A Shares outstanding, no par value (unlimited authorized shares)	1,441
Net Assets	18,990
Net Asset Value and Redemption Price Per Share	$13.18
Offering Price Per Share ($1,441.00 ÷ 94.25%)	$13.98

Class C Shares outstanding, no par value (unlimited authorized shares)	782
Net Assets	10,117
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.94

See Notes to Financial Statements

The Hillman Advantage Equity Fund

Statement of Operations
(Unaudited)

For the six month period Ended March 31, 2012

INVESTMENT INCOME
Dividends	$141,184
TOTAL INVESTMENT INCOME	141,184

EXPENSES
Advisory fees (note 2)	58,658
Administration fees (note 2)	14,606
Distribution and service fees - No Load Shares (note 3)	14,670
Distribution and service fees - Class A Shares (note 3)	7
Distribution and service fees - Class C Shares (note 3)	46
TOTAL EXPENSES	87,987

NET INVESTMENT INCOME	53,197

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions	399,720
Change in unrealized appreciation on investments	2,093,707
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,493,427

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,546,624

See Notes to Financial Statements

The Hillman Advantage Equity Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the six month period and fiscal year ended	2012(a)	2011

FROM OPERATIONS:
Net investment income	$53,197	$55,104
Net realized gain from investment transactions	399,720	807,952
Change in unrealized appreciation (depreciation) on investments	2,093,707	(1,202,453)
Net Increase in Net Assets Resulting from Operations	2,546,624	(339,397)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
No Load Shares	(67,193)	-
Class A Shares	(11)	-
Class C Shares	(39)	-
Decrease in Net Assets Resulting from Distributions	(67,243)	-

FROM CAPITAL SHARE TRANSACTIONS:
Increase (Decrease) from Capital Share Transactions (b)	1,144,816	(1,056,208)

NET INCREASE (DECREASE) IN NET ASSETS	3,624,197	(1,395,605)

NET ASSETS:
Beginning of Period	9,963,262	11,358,867
End of Period	13,587,459	9,963,262

UNDISTRIBUTED NET INVESTMENT INCOME	41,058	55,104

(a) Unaudited.
(b) A summary of capital share activity is shown on the following page.

		(Continued)

The Hillman Advantage Equity Fund

Statements of Changes in Net Assets

	Period ended		Year ended
	March 31, 2012 (a)		September 30, 2011
	Shares	Value	Shares	Value
No Load Shares
Shares sold	163,157	$1,941,694	78,978	$933,557
Reinvested distributions	5,820	66,988	-	-
Shares repurchased	(72,848)	(880,209)	(166,639)	(1,963,303)
Net increase (decrease)	96,129	$1,128,473	(87,661)	$(1,029,746)
Class A Shares
Shares sold	1,282	$16,292	158	$2,000
Reinvested distributions	1	12	-	-
Shares repurchased	-	-	(943)	(11,913)
Net increase (decrease)	1,283	$16,304	(785)	$(9,913)
Class C Shares
Shares sold	-	$-	562	$7,000
Reinvested distributions	3	39	-	-
Shares repurchased	-	-	(1,882)	(23,549)
Net increase (decrease)	3	$39	(1,320)	$(16,549)
Fund Summary
Shares sold	164,439	$1,957,986	79,698	$942,557
Reinvested distributions	5,824	67,039	-	-
Shares repurchased	(72,848)	(880,209)	(169,464)	(1,998,765)
Net increase (decrease)	97,415	$1,144,816	(89,766)	$(1,056,208)

(a) Unaudited.

See Notes to Financial Statements

The Hillman Advantage Equity Fund

Financial Highlights
		No Load Shares
For a share outstanding during the	March 31,	September 30,
six month period or fiscal year ended	2012(a)		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$10.40		$10.84	$9.99	$9.87	$14.24	$13.75

Income (Loss) from Investment Operations
Net investment income (loss)	0.18		0.06	(0.05)	0.09	0.12	0.07
Net realized and unrealized gain (loss)
on securities	2.37		(0.50)	0.93	0.16	(3.48)	1.53
Total from Investment Operations	2.55		(0.44)	0.88	0.25	(3.36)	1.60

Less Distributions:
Dividends (from net investment income)	(0.07)		-	(0.03)	(0.09)	(0.11)	(0.09)
Distributions (from capital gains)	-		-	-	(0.04)	(0.90)	(1.02)
Total Distributions	(0.07)		-	(0.03)	(0.13)	(1.01)	(1.11)

Net Asset Value, End of Period	$12.88		$10.40	$10.84	$9.99	$9.87	$14.24

Total Return (d)(e)	24.61%		(4.06)%	8.85%	2.96%	(25.05)%	11.99%

Net Assets, End of Period (in thousands)	$13,558		$9,953	$11,325	$11,192	$14,408	$25,950

Average Net Assets for the Period
(in thousands)	$11,801		$11,677	$11,840	$9,885	$19,919	$25,544

Ratios of:
Gross Expenses to Average Net Assets (f)	1.50%	(b)	1.50%	3.61%	3.78%	2.66%	2.40%
Net Expenses to Average Net Assets (f)	1.50%	(b)	1.50%	2.46%	1.45%	1.48%	1.49%
Net Investment Income/(Loss)
to Average Net Assets	0.91%	(b)	0.47%	(0.36)%	1.10%	0.86%	0.51%

Portfolio turnover rate	15.48%	(c)	13.40%	17.89%	52.28%	33.61%	12.18%

(a) Unaudited
(b) Annualized.
(c) Not annualized.
(d)	Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

							(Continued)

The Hillman Advantage Equity Fund

Financial Highlights
		Class A Shares
For a share outstanding during the	March 31,	September 30,
six month period or fiscal year ended	2012(a)		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$10.64		$11.05	$10.18	$9.96	$14.38	$13.79

Income (Loss) from Investment Operations
Net investment income (loss)	(0.04)		0.15	(0.08)	0.15	0.09	0.10
Net realized and unrealized gain (loss)
on securities	2.65		(0.56)	0.97	0.20	(3.48)	1.55
Total from Investment Operations	2.61		(0.41)	0.89	0.35	(3.39)	1.65

Less Distributions:
Dividends (from net investment income)	(0.07)		-	(0.02)	(0.09)	(0.13)	(0.04)
Distributions (from capital gains)	-		-	-	(0.04)	(0.90)	(1.02)
Total Distributions	(0.07)		-	(0.02)	(0.13)	(1.03)	(1.06)

Net Asset Value, End of Period	$13.18		$10.64	$11.05	$10.18	$9.96	$14.38

Total Return (d)(e)	24.52%		(3.71)%	8.78%	3.94%	(25.01)%	12.36%

Net Assets, End of Period (in thousands)	$19		$2	$10	$10	$60	$12

Average Net Assets for the Period
(in thousands)	$6		$5	$21	$11	$75	$12

Ratios of:
Gross Expenses to Average Net Assets (f)	1.50%	(b)	1.50%	3.61%	3.78%	2.66%	2.15%
Net Expenses to Average Net Assets (f)	1.50%	(b)	1.50%	2.01%	1.24%	1.46%	1.24%
Net Investment Income/(Loss)
to Average Net Assets	0.90%	(b)	0.47%	0.11%	1.23%	0.90%	0.76%

Portfolio turnover rate	15.48%	(c)	13.40%	17.89%	52.28%	33.61%	12.18%

(a) Unaudited
(b) Annualized.
(c) Not annualized.
(d)	Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

							(Continued)

The Hillman Advantage Equity Fund

Financial Highlights
		Class C Shares
For a share outstanding during the	March 31,	September 30,
six month period or fiscal year ended	2012(a)		2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$10.47		$11.00	$10.14	$10.01	$14.44	$13.81

Income (Loss) from Investment Operations
Net investment income (loss)	0.11		(0.05)	(0.06)	0.09	0.11	0.10
Net realized and unrealized gain (loss)
on securities	2.41		(0.48)	0.95	0.17	(3.50)	1.55
Total from Investment Operations	2.52		(0.53)	0.89	0.26	(3.39)	1.65

Less Distributions:
Dividends (from net investment income)	(0.05)		-	(0.03)	(0.09)	(0.14)	-
Distributions (from capital gains)	-		-	-	(0.04)	(0.90)	(1.02)
Total Distributions	(0.05)		-	(0.03)	(0.13)	(1.04)	(1.02)

Net Asset Value, End of Period	$12.94		$10.47	$11.00	$10.14	$10.01	$14.44

Total Return (d)(e)	24.13%		(4.82)%	8.74%	3.03%	(24.87)%	12.33%

Net Assets, End of Period (in thousands)	$10		$8	$23	$21	$11	$12

Average Net Assets for the Period
(in thousands)	$9		$15	$23	$12	$12	$12

Ratios of:
Gross Expenses to Average Net Assets (f)	2.25%	(b)	2.25%	4.36%	4.53%	3.41%	2.15%
Net Expenses to Average Net Assets (f)	2.25%	(b)	2.25%	2.69%	1.25%	1.36%	1.24%
Net Investment Income/(Loss)
to Average Net Assets	0.17%	(b)	(0.28)%	(0.59)%	1.15%	1.02%	0.76%

Portfolio turnover rate	15.48%	(c)	13.40%	17.89%	52.28%	33.61%	12.18%

(a) Unaudited
(b) Annualized.
(c) Not annualized.
(d)	Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

							(Continued)

The Hillman Advantage Equity Fund

Notes to Financial Statements (Unaudited)

1.  Organization and Significant Accounting Policies

The Hillman Advantage Equity Fund (the “Fund”) is a series of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Fund commenced operations on December 29, 2000. The investment objective of the Fund is to seek maximum total return through a combination of long-term capital appreciation and current income.

The Board of Trustees of the Trust (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for the Fund designated as Class A Shares, Class B Shares, and Class C Shares.  On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective.  On June 15, 2009, the Class B Shares of the Fund were converted into Class C Shares.  The Fund currently has an unlimited number of authorized shares, which are divided into three classes – No Load Shares, Class A Shares, and Class C Shares.

Each class of shares has equal rights as to assets of its corresponding Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Fund’s Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge.  Class C shares are charged at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested. The No Load, Class A, and Class C shares are subject to distribution plan fees as described in Note 3. Class C shares are automatically converted into the No Load shares after ten years.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

The Hillman Advantage Equity Fund

Notes to Financial Statements (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$13,268,562	$13,268,562	$-	$-
Investment Company	428,014	- -	428,014	-
Total Assets	$13,696,576	$13,268,562	$428,014	$-

Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  The Fund bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the Fund.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

The Hillman Advantage Equity Fund

Notes to Financial Statements (Unaudited)

2.   Transactions with Affiliates

Advisor
The Fund pays monthly advisory fees to Hillman Capital Management, Inc. (the “Advisor”) based upon the average daily net assets and calculated at an annual rate.  For the six month period ended March 31, 2012, the Fund paid advisory fees in the amount of $58,658.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.249% if the average daily net assets are under $170 million and gradually decreases to an annual rate of 0.05% once the average daily net assets reach $1.48 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) applicable to the No Load Shares, Class A Shares, and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets

(Continued)

The Hillman Advantage Equity Fund

Notes to Financial Statements (Unaudited)

of the No Load Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Shares, Class A Shares, and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts.    See the table below for a breakout of the 12b-1 fees incurred and waived for the Fund for the six month period ended March 31, 2012.

Class	Incurred	Waived
No Load Shares	$14,670	-
Class A Shares	7	-
Class C Shares	46	-

4.  Purchases and Sales of Investment Securities

For the six month period ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six Month Period Ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2012	$2,789,886	$1,775,001

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended March 31, 2012.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2009, 2010, and 2011 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended March 31, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal years and period ended were characterized for tax purposes as follows:

Distributions from
Fund	For the six month period or fiscal year ended	Ordinary Income	Long-Term Capital Gains
Advantage Equity	03/31/2012	$ 67,243	$ -
	09/30/2011(a)	-	-
	09/30/2010(a)	39,015	-
(a)	audited

(Continued)

The Hillman Advantage Equity Fund

Notes to Financial Statements (Unaudited)

At March 31, 2012, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$11,411,841

Unrealized Appreciation	$2,431,662
Unrealized Depreciation	(146,927)
Net Unrealized Appreciation	2,284,735

6.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects that risk of loss to be remote.

7.    New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.    Subsequent Events

The Funds’ Board of Trustees has decided to discontinue the Class A Shares and Class C Shares.  As a result, Class A Shares and Class C Shares have not been available for purchase since May 18, 2012 and any outstanding shares will convert to No Load Shares on June 15, 2012.  There will be no sales loads or fees charged in connection with the conversion.  Shares will be converted at net asset value on the day of conversion so that holders of Class A Shares and Class C Shares will receive No Load Shares worth the same amount as their shares held on the date of conversion.

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

(Continued)

The Hillman Advantage Equity Fund

Additional Information (Unaudited)

1.   Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://ww.sec.gov.   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3.   Approval of Advisory Agreement

The Advisor supervises the investments of the Funds pursuant to an Investment Advisory Agreement.  At the annual meeting of the Funds’ Board of Trustees on November 28, 2011, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, a copy of the Investment Advisory Agreement for the Funds; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Funds, and comparative expense ratio information for other mutual funds with strategies similar to the Funds; and a memorandum from the Funds’ legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

(i)
In considering the nature, extent, and quality of the services provided by the Advisor to the Funds, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve each Fund’s investment objectives by investing primarily in common stocks of U.S. companies that the Advisor believes have qualitative and quantitative competitive advantages and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  The Trustees further noted that the Trust’s president/principal executive officer and treasurer/principal financial officer were either employees of the Advisor or retained by the Advisor and serve the Funds without additional compensation from the Funds.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

(Continued)

(ii)
In considering the investment performance of the Funds and the Advisor, the Trustees compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees noted that the returns for the year-to-date, one-year, three-year, five-year, and ten-year periods ended October 30, 2011 were -5.57, 1.07%, 11.99%, -3.41%, and 5.69%, respectively, for the No Load Shares of the Hillman Focused Advantage Fund and -1.03, 3.04%, 12.27%, -0.79%, and 5.32%, respectively, for the No Load Shares of the Hillman Advantage Equity Fund.  The Trustees compared these returns to those of the comparable funds and the peer group average.  The Trustees also noted that for the one-year period ended September 30, 2011, the No Load Shares of the Hillman Focused Advantage Fund returned -6.35%, lagging the overall composite return for the Advisor’s separately managed accounts by 111 basis points, and the No Load Shares of the Hillman Advantage Equity Fund returned 4.06%, lagging the overall composite return for the Advisor’s separately managed accounts by 2 basis points.  The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Funds and the Advisor was satisfactory.

(iii)
In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, including any benefits derived or to be derived by the Advisor from the relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset level of each Fund; and the overall expenses of each Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  With respect to each Fund, the Trustees determined that the management fee was higher than the comparable funds and the net expense ratio was higher than some of the comparable funds and lower than others.  The Trustees also determined that each Fund’s management fee and net expense ratio were higher than its peer group average.  The Trustees noted that each Fund was much smaller in size than its peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
In considering the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors, the Trustees considered each Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same regardless of the Funds’ asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Funds’ expenses.  The Trustees pointed out that the Funds would benefit from economies of scale under agreements with service providers other than the Advisor.  In particular, it was noted that the Funds’ agreement with the Administrator would determine the Funds’ gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Funds’ shareholders to benefit from economies of scale.  Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds’ fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

(Continued)

The Hillman Advantage Equity Fund

Additional Information (Unaudited)

(v)
In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was under $0.02 per share.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(vi)
In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trust’s independent trustees, approved the renewal of the Investment Advisory Agreement.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The table below provides information about the actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Expenses Paid During Period* 10/01/11-03/31/12	Annualized Expense Ratio During Period 10/01/11 – 03/31/12
No Load Shares	$1,000.00	$1,246.10	$8.40	1.50%
Class A Shares	$1,000.00	$1,245.20	$8.40	1.50%
Class C Shares	$1,000.00	$1,241.30	$12.57	2.25%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the semi-annual period).

The Hillman Advantage Equity Fund

Additional Information (Unaudited)

Hypothetical Example for Comparison Purposes – The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Expenses Paid During Period* 10/01/11-03/31/12	Annualized Expense Ratio During Period 10/01/11 – 03/31/12
No Load Shares	$1,000.00	$1,017.45	$7.54	1.50%
Class A Shares	$1,000.00	$1,017.45	$7.54	1.50%
Class C Shares	$1,000.00	$1,013.71	$11.30	2.25%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the semi-annual period).

The Hillman Advantage Equity Fund
is a series of the
Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	4350 East West Highway
Post Office Drawer 4365	Suite 502
Rocky Mount, North Carolina 27803	Bethesda, Maryland 20814

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: hillmancapital.com

Item 2.   CODE OF ETHICS.

Not applicable.

Item 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.      SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.      CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.      EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12(a)(2).

(a)(3)	Not applicable

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: May 31, 2012	Mark A. Hillman Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Date: May 31, 2012	Mark A. Hillman Trustee, President and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ C. Frank Watson III
Date: May 31, 2012	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust